Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Registrant Name	VanEck Funds
Entity Central Index Key	0000768847
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 24, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019